International Small Cap Equity Fund (Prospectus Summary): | International Small Cap Equity Fund
International Small Cap Equity Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

VALIC COMPANY II

International Small Cap Equity Fund

Supplement to the Prospectus dated January 1, 2012

Supplement to the Summary Prospectus dated January 1, 2012

On January 31, 2012, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved a name change for the International Small Cap Equity Fund (the “Fund”) and certain changes to the Fund’s principal investment strategies and principal investment risks. The following changes will become effective on or about May 1, 2012.

         •     Name Change . The Fund’s name will change to the “International Opportunities Fund.”

Principal Investment Strategies .
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Principal Investment Strategies . The Fund’s principal investment strategy currently reads as follows: “Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small cap companies throughout the world, excluding the United States. The definition of a “small cap company” is dependent on the size of the market. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small cap companies whose capitalization, at the time of purchase, does not exceed U.S. $6 billion.”

This policy may be changed by the Board without shareholder approval provided written notice is provided 60 days in advance of such change. The Board approved the following revised policy:

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small to mid cap companies throughout the world, excluding the United States. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small to mid cap companies whose capitalization, at the time of purchase does not exceed $10 billion.

Principal Investment Risks .
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Principal Investment Risks . The Fund is currently subject to the following principal investment risks: Active Management Risk, Emerging Markets Risk, Foreign Investment Risk, Geographic Concentration Risk, Market Risk and Small Capitalization Company Risk.

Upon the change of the Fund’s principal investment strategy, Small Capitalization Company Risk will be replaced with Small and Medium Sized Companies Risk.